Income taxes - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Income Taxes [Line Items]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 72,648	$ 60,510
Applicable tax rate	31.00%	31.00%
Tax effect from change in tax rate	$ 2,120	$ 0
Foreign Tax Authority
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	27.50%
Tax effect from change in tax rate	$ 2,120